Other financial instruments (Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities, Other Securities Investments, Investments and Other Assets in Affiliated Companies and Derivative Financial Instruments) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Assets (Liabilities)
Cash and cash equivalents	¥ 2,939,428	¥ 2,284,557	¥ 2,041,170	¥ 1,718,297
Time deposits	1,032,034	149,321
Other receivables	451,406	420,708
Short-term borrowings	(4,698,134)	(5,048,188)
Carrying amount
Assets (Liabilities)
Cash and cash equivalents	2,939,428	2,284,557
Time deposits	1,032,034	149,321
Total finance receivables, net	13,525,997	14,437,459
Other receivables	451,406	420,708
Short-term borrowings	(4,698,134)	(5,048,188)
Long-term debt including the current portion	(13,573,517)	(13,910,240)
Estimated fair value
Assets (Liabilities)
Cash and cash equivalents	2,939,428	2,284,557
Time deposits	1,032,034	149,321
Total finance receivables, net	13,597,910	14,656,825
Other receivables	451,406	420,708
Short-term borrowings	(4,698,134)	(5,048,188)
Long-term debt including the current portion	(13,783,296)	(14,158,015)
Estimated fair value | Level 1
Assets (Liabilities)
Cash and cash equivalents	2,023,744	1,936,070
Estimated fair value | Level 2
Assets (Liabilities)
Cash and cash equivalents	915,684	348,487
Time deposits	1,032,034	149,321
Short-term borrowings	(4,698,134)	(5,044,376)
Long-term debt including the current portion	(11,882,343)	(12,589,871)
Estimated fair value | Level 3
Assets (Liabilities)
Total finance receivables, net	13,597,910	14,656,825
Other receivables	451,406	420,708
Short-term borrowings		(3,812)
Long-term debt including the current portion	¥ (1,900,953)	¥ (1,568,144)